Provisions_Details of provisions for unused commitment (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]		₩ 104,985,000,000
Beginning balance		₩ 121,535,000,000	66,115,000,000	₩ 87,909,000,000
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss		0	0
Transfer to expected credit loss for the entire period		0	0
Transfer to credit-impaired financial assets		0	0
Provisions provided				2,028,000,000
Provisions used		0	0	(68,000,000)
Net provision (reversal) of unused amount		(9,044,000,000)	16,526,000,000	(23,744,000,000)
Foreign currencies translation adjustments				(10,000,000)
Others		63,000,000	24,000,000
Ending balance		112,554,000,000	121,535,000,000	₩ 66,115,000,000
Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]		75,232,000,000
Beginning balance		74,624,000,000
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss		11,771,000,000	7,770,000,000
Transfer to expected credit loss for the entire period		(1,813,000,000)	(2,376,000,000)
Transfer to credit-impaired financial assets		(213,000,000)	(213,000,000)
Provisions used		0	0
Net provision (reversal) of unused amount		(19,394,000,000)	(5,813,000,000)
Others		63,000,000	24,000,000
Ending balance		65,038,000,000	74,624,000,000
Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]		27,875,000,000
Beginning balance		45,285,000,000
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss		(11,024,000,000)	(7,396,000,000)
Transfer to expected credit loss for the entire period		1,945,000,000	2,525,000,000
Transfer to credit-impaired financial assets		(275,000,000)	(1,579,000,000)
Provisions used		0	0
Net provision (reversal) of unused amount		7,233,000,000	23,860,000,000
Others		0	0
Ending balance		43,164,000,000	45,285,000,000
Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]		1,878,000,000
Beginning balance		1,626,000,000
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss		(747,000,000)	(374,000,000)
Transfer to expected credit loss for the entire period		(132,000,000)	(149,000,000)
Transfer to credit-impaired financial assets		488,000,000	1,792,000,000
Provisions used		0	0
Net provision (reversal) of unused amount		3,117,000,000	(1,521,000,000)
Others		0	0
Ending balance		₩ 4,352,000,000	₩ 1,626,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.